Long-term Borrowings and Capital Lease Obligations - Capital Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Capital lease obligations	$ 3,748	$ 7,131
Less current portion	2,687	3,468
Obligations under capital leases, excluding current portion	$ 1,061	$ 3,663
Minimum | Equipment And Software [Member]
Lease term range	1 year
Maximum | Equipment And Software [Member]
Lease term range	6 years